Statutory Capital and Surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Statutory amount available for dividend payments without prior approval	$ 26.8
Enhanced capital requirement target	130.00%
Statutory capital and surplus, balance	$ 107.3	$ 82.0
Statutory net income amount	$ 25.2	$ 18.3